T. ROWE PRICE BLUE CHIP GROWTH ETF

March 31, 2021 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 22.2%
Entertainment 5.6%
Live Nation Entertainment (1)	505	43
Netflix (1)	5,336	2,784
Roku (1)	385	125
Sea, ADR (1)	8,105	1,809
Spotify Technology (1)	2,430	651
Walt Disney (1)	1,744	322
		5,734
Interactive Media & Services 16.4%
Alphabet, Class A (1)	635	1,310
Alphabet, Class C (1)	3,022	6,251
Facebook, Class A (1)	22,859	6,733
IAC/InterActive (1)	236	51
Match Group (1)	7,122	978
Pinterest, Class A (1)	3,636	269
Snap, Class A (1)	25,245	1,320
		16,912
Media 0.0%
Charter Communications, Class A (1)	65	40
		40
Wireless Telecommunication Services 0.2%
T-Mobile US (1)	1,244	156
		156
Total Communication Services		22,842
CONSUMER DISCRETIONARY 20.6%
Auto Components 0.1%
Aptiv (1)	1,041	143
		143
Hotels Restaurants & Leisure 2.5%
Airbnb, Class A (1)	186	35
Booking Holdings (1)	455	1,060
Chipotle Mexican Grill (1)	586	833
Hilton Worldwide Holdings (1)	451	55
Marriott International, Class A (1)	255	38
McDonald's	225	50
Starbucks	1,972	215
Yum! Brands	2,855	309
		2,595
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Internet & Direct Marketing Retail 14.1%
Alibaba Group Holding, ADR (1)	12,153	2,755
Amazon.com (1)	3,511	10,863
Coupang, Class A (1)	2,525	125
DoorDash, Class A (1)	533	70
Etsy (1)	1,596	322
JD.com, ADR (1)	1,996	168
Pinduoduo, ADR (1)	1,365	183
		14,486
Multiline Retail 1.0%
Dollar General	4,694	951
Dollar Tree (1)	316	36
		987
Specialty Retail 1.3%
Carvana (1)	1,710	449
Ross Stores	5,942	713
TJX	2,305	152
		1,314
Textiles, Apparel & Luxury Goods 1.6%
Lululemon Athletica (1)	2,251	690
NIKE, Class B	6,508	865
VF	1,348	108
		1,663
Total Consumer Discretionary		21,188
CONSUMER STAPLES 0.0%
Personal Products 0.0%
Estee Lauder, Class A	109	32
Total Consumer Staples		32
FINANCIALS 3.6%
Capital Markets 3.2%
Charles Schwab	8,332	543
Goldman Sachs Group	4,043	1,322
Intercontinental Exchange	3,619	404
Morgan Stanley	1,258	98
MSCI	277	116
S&P Global	2,223	784
State Street	189	16
		3,283
Insurance 0.4%
Chubb (1)	1,584	250
Marsh & McLennan	653	80
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Willis Towers Watson (1)	248	57
		387
Total Financials		3,670
HEALTH CARE 12.8%
Biotechnology 1.1%
AbbVie	745	81
Exact Sciences (1)	338	45
Incyte (1)	3,423	278
Vertex Pharmaceuticals (1)	3,353	720
		1,124
Health Care Equipment & Supplies 4.2%
Abbott Laboratories	1,072	128
Align Technology (1)	244	132
Becton Dickinson & Co.	122	30
Danaher	4,669	1,051
Dentsply Sirona	2,835	181
Intuitive Surgical (1)	1,899	1,403
Stryker	5,669	1,381
		4,306
Health Care Providers & Services 5.5%
Anthem	1,693	608
Centene (1)	7,468	477
Cigna	5,704	1,379
HCA Healthcare	4,039	761
Humana	743	311
UnitedHealth Group	5,702	2,122
		5,658
Health Care Technology 0.3%
Veeva Systems, Class A (1)	1,128	295
		295
Life Sciences Tools & Services 0.9%
Agilent Technologies	203	26
PPD (1)	3,107	117
Thermo Fisher Scientific	1,851	845
		988
Pharmaceuticals 0.8%
AstraZeneca, ADR	2,790	139
Eli Lilly & Co.	746	139
Zoetis	3,327	524
		802
Total Health Care		13,173
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 2.6%
Airlines 0.0%
United Airlines Holdings (1)	348	20
		20
Commercial Services & Supplies 0.3%
Cintas	868	296
Copart (1)	73	8
		304
Electrical Equipment 0.0%
Generac Holdings (1)	168	55
		55
Industrial Conglomerates 0.8%
General Electric	23,532	309
Honeywell International	264	58
Roper Technologies	1,228	495
		862
Machinery 0.3%
Fortive	3,691	261
Parker-Hannifin	87	27
		288
Professional Services 0.7%
Clarivate (1)	538	14
CoStar Group (1)	670	551
Equifax	647	117
		682
Road & Rail 0.5%
Kansas City Southern	297	78
Norfolk Southern	1,011	272
Union Pacific	813	179
		529
Total Industrials & Business Services		2,740
INFORMATION TECHNOLOGY 37.3%
Electronic Equipment, Instruments & Components 0.2%
TE Connectivity	1,993	258
		258
IT Services 14.0%
Automatic Data Processing	493	93
Fidelity National Information Services	4,762	670
Fiserv (1)	10,659	1,269
Global Payments	11,535	2,325
Mastercard, Class A	7,329	2,610
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
MongoDB (1)	113	30
PayPal Holdings (1)	11,753	2,854
Shopify, Class A (1)	464	513
Snowflake, Class A (1)	245	56
Square, Class A (1)	317	72
Twilio, Class A (1)	491	167
Visa, Class A	15,826	3,351
Wix.com (1)	1,340	374
		14,384
Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices (1)	9,978	783
Applied Materials	1,399	187
ASML Holding NV	136	84
Marvell Technology Group	14,038	688
Maxim Integrated Products	3,361	307
Microchip Technology	975	151
Monolithic Power Systems	387	137
NVIDIA	2,501	1,335
QUALCOMM	723	96
Taiwan Semiconductors Manufacturing, ADR	275	33
Texas Instruments	2,727	515
		4,316
Software 14.5%
Atlassian, Class A (1)	1,152	243
Coupa Software (1)	948	241
Crowdstrike Holdings, Class A (1)	850	155
DocuSign (1)	954	193
Fortinet (1)	929	171
Intuit	6,583	2,522
Microsoft	19,366	4,566
Paycom Software (1)	441	163
salesforce.com (1)	8,971	1,901
ServiceNow (1)	5,159	2,580
Splunk (1)	3,588	486
Synopsys (1)	3,452	856
Workday, Class A (1)	1,587	394
Zoom Video Communications, Class A (1)	1,304	419
		14,890
Technology Hardware, Storage & Peripherals 4.4%
Apple	37,431	4,572
		4,572
Total Information Technology		38,420
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
MATERIALS 0.6%
Chemicals 0.4%
Linde	1,226	343
Sherwin-Williams	149	110
		453
Containers & Packaging 0.2%
Avery Dennison	952	175
		175
Total Materials		628
Total Common Stocks (Cost $97,446)		102,693
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, 0.04% (2)	906,315	906
Total Short-Term Investments (Cost $906)		906
Total Investments in Securities 100.6% of Net Assets (Cost $98,352)		$103,599
Other Assets Less Liabilities (0.6%)		(592)
Net Assets 100.0%		$103,007

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Blue Chip Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
Security Valuation
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE BLUE CHIP GROWTH ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
On March 31, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
ETF785-054Q1
03/2021